UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09395

Third Avenue Variable Series Trust
(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York, NY	10017
(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021

Date of fiscal year end: December 31, 2019

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

THIRD AVENUE VARIABLE SERIES TRUST
SEMI-ANNUAL REPORT
JUNE 30, 2019

THIRD AVENUE VALUE PORTFOLIO

For more information, please visit our website

THIRD AVENUE VARIABLE SERIES TRUST

Proxy Voting Policies and Procedures

Third Avenue Value Portfolio (the “Portfolio”) has delegated the voting of proxies relating to its voting securities to the Portfolio’s investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021 and (ii) at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Schedule of Portfolio Holdings—Form N-PORT

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolio’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Table of Contents

Industry Diversification	Page 2
Portfolio of Investments	Page 3
Statement of Assets and Liabilities	Page 4
Statement of Operations	Page 5
Statement of Changes in Net Assets	Page 6
Financial Highlights	Page 7
Notes to Financial Statements	Page 8
Schedule of Shareholder Expenses	Page 17

Third Avenue Variable Series Trust
Third Avenue Value Portfolio Industry Diversification (Unaudited)

The summary of the Portfolio’s investments as of June 30, 2019 is as follows:

Third Avenue Variable Series Trust
Third Avenue Value Portfolio Portfolio of Investments
at June 30, 2019 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks - 89.31%
	Asset Management - 1.63%
21,951	Brookfield Asset Management, Inc., Class A (Canada)
		$1,048,819
	Automotive - 6.98%
39,016	Bayerische Motoren Werke AG (Germany)	2,883,964
28,647	Daimler AG (Germany)	1,597,696
		4,481,660
	Banks - 8.35%
392,013	Bank of Ireland Group PLC (Ireland)	2,050,865
27,518	Comerica, Inc.	1,998,907
170,232	Deutsche Bank AG (Germany)	1,312,670
		5,362,442
	Building Products - 8.82%
146,614	Buzzi Unicem SpA (Italy)	2,976,829
13,681	Eagle Materials, Inc.	1,268,229
9,628	Mohawk Industries, Inc. (a)	1,419,841
		5,664,899
	Diversified Holding Companies - 10.28%
299,158	CK Hutchison Holdings, Ltd. (Cayman Islands)	2,950,820
41,158	Investor AB, Class B (Sweden)	1,979,248
233,506	Wheelock & Co., Ltd. (Hong Kong)	1,676,715
		6,606,783
	Engineering & Construction - 4.27%
118,874	Boskalis Westminster (Netherlands)	2,742,349
	Forest Products & Paper - 9.37%
390,782	Interfor Corp. (Canada) (a)	4,159,827
70,503	Weyerhaeuser Co., REIT	1,857,049
		6,016,876
	Metals & Mining - 12.52%
1,386,211	Capstone Mining Corp. (Canada) (a)	624,538
788,490	Lundin Mining Corp. (Canada)	4,341,196
117,842	Warrior Met Coal, Inc.	3,078,033
		8,043,767
	Non-U.S. Real Estate Operating Companies - 4.25%
348,523	CK Asset Holdings, Ltd. (Cayman Islands)	2,730,357
	Oil & Gas Production & Services - 11.11%
148,817	Borr Drilling Ltd. (Bermuda) (a)	1,448,252
349,245	PGS ASA (Norway) (a)	547,597
75,550	Subsea 7, S.A. (Luxembourg)	913,513
149,267	Tidewater, Inc. (a)	3,504,789
113,292	Transocean Ltd. (Switzerland) (a)	726,202
		7,140,353
	Transportation Infrastructure - 6.61%
94,217	Hawaiian Holdings, Inc.	2,584,372
7,241,100	Hutchison Port Holdings Trust (Singapore)	1,664,635
		4,249,007
	U.S. Homebuilder - 2.84%
47,343	Lennar Corp., Class B	1,823,179
Shares	Security†	Value (Note 1)

	U.S. Real Estate Operating Companies - 2.28%
194,897	Five Point Holdings, LLC, Class A (a)	$1,465,625
	Total Common Stocks
	(Cost $65,365,776)	57,376,116

Preferred Stocks - 0.00%
	Consumer Products - 0.00%
827,257	Home Products International, Inc., Series A,
	Convertible, 8.000%(a)(b)(c)(d)	—
	Total Preferred Stocks
	(Cost $0)	—
	Total Investment Portfolio - 89.31%
	(Cost $65,365,776)	57,376,116
	Other Assets less Liabilities - 10.69%	6,864,715
	NET ASSETS - 100.00%	$64,240,831

Notes:
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Security subject to restrictions on resale.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
827,257	Home Products International, Inc., Series A, Convertible Preferred Stock, 8.000%	3/16/07 - 10/2/17	$-	$-

At June 30, 2019, the restricted security was valued at $0.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	U.S. issuer unless otherwise noted.
REIT: Real Estate Investment Trust.

Country Concentration

% of Net Assets
United States	29.58%
Canada	15.84
Germany	9.02
Cayman Islands	8.84
Italy	4.63
Netherlands	4.27
Ireland	3.19
Sweden	3.08
Hong Kong	2.61
Singapore	2.59
Bermuda	2.26
Luxembourg	1.42
Switzerland	1.13
Norway	0.85
Total	89.31%

The accompanying notes are an integral part of the financial statements.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio Statement of Assets and Liabilities
At June 30, 2019 (Unaudited)

Assets:
Investments at value (cost of $65,365,776)(Note 1)	$57,376,116
Cash	6,903,617
Foreign tax reclaims receivable	106,326
Dividends receivable	19,805
Receivable for securities sold	15,919
Receivable for Portfolio shares sold	9,772
Other assets	914
Total assets	64,432,469
Liabilities:
Payable for Portfolio shares redeemed	56,556
Payable for auditing and tax fees	48,025
Payable to Adviser (Note 3)	34,594
Payable for shareholder servicing fees (Note 3)	17,624
Payable for transfer agent fees	9,592
Payable for accounting fees	9,188
Payable for reports to shareholders	8,267
Payables to Trustees and officers	947
Accrued expenses	6,845
Total liabilities	191,638
Net assets	$64,240,831
Summary of net assets:
Capital stock, unlimited shares authorized, $0.001 par value, 4,061,347 shares outstanding	$71,462,937
Accumulated loss	(7,222,106)
Net assets applicable to capital shares outstanding	$64,240,831
Net asset value, offering and redemption price per share	$15.82

The accompanying notes are an integral part of the financial statements.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio Statement of Operations
For the Six Months Ended June 30, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding tax of $78,708)	$1,370,116
Interest	21,961
Total investment income	1,392,077

Expenses:
Investment advisory fees (Note 3)	296,439
Shareholder servicing fees (Note 3)	51,592
Accounting fees	36,468
Auditing and tax fees	36,418
Transfer agent fees	29,429
Administration fees (Note 3)	15,868
Reports to shareholders	12,042
Trustees’ and officers’ fees and expenses	11,159
Legal fees	10,661
Custodian fees	6,159
Insurance	4,417
Miscellaneous	8,175
Total expenses	518,827
Less: Fees waived (Note 3)	(88,797)
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(1,840)
Net expenses	428,190
Net investment income	963,887
Realized and unrealized gain/(loss) on investments and foreign currency transactions:
Net realized gain on investments	2,780,965
Net realized loss on foreign currency transactions	(1,326)
Net change in unrealized appreciation/(depreciation) on investments	2,176,826
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	1,585
Net gain on investments and foreign currency transactions	4,958,050
Net increase in net assets resulting from operations	$5,921,937

The accompanying notes are an integral part of the financial statements.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
Operations:
Net investment income	$963,887	$655,412
Net realized gain	2,779,639	2,204,153
Net change in unrealized appreciation/(depreciation)	2,178,411	(18,727,943)
Net increase/(decrease) in net assets resulting from operations	5,921,937	(15,868,378)
Dividends and Distributions to Shareholders:
Net investments income and net realized gains	—	(1,460,937)
Decrease in net assets from dividends and distributions	—	(1,460,937)
Capital Share Transactions:
Proceeds from sale of shares	1,110,402	1,597,514
Net asset value of shares issued in reinvestment of dividends and distributions	—	1,460,937
Cost of shares redeemed	(4,401,397)	(11,148,452)
Net decrease in net assets resulting from capital share transactions	(3,290,995)	(8,090,001)
Net increase/(decrease) in net assets	2,630,942	(25,419,316)
Net assets at beginning of period	61,609,889	87,029,205
Net assets at end of period	$64,240,831	$61,609,889

The accompanying notes are an integral part of the financial statements.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio Financial Highlights
Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six Months Ended June 30, 2019		Years Ended December 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$14.45		$18.48	$16.41	$14.74	$16.80	$16.56
Income/(loss) from investment operations:
Net investment income@	0.23		0.15 ‡	0.07 *	0.15 +	0.08	0.41 ±
Net gain/(loss) on investment transactions (both realized and unrealized)	1.14		(3.84)	2.15	1.65	(1.58)	0.34
Total from investment operations	1.37		(3.69)	2.22	1.80	(1.50)	0.75
Less dividends and distributions to shareholders:
Dividends from net investment income	—		(0.34)	(0.15)	(0.13)	(0.56)	(0.51)
Total dividends and distributions	—		(0.34)	(0.15)	(0.13)	(0.56)	(0.51)
Net asset value, end of period	$15.82		$14.45	$18.48	$16.41	$14.74	$16.80

Total return[1]	9.48%[2]		(20.34%)	13.59%	12.22%	(8.89%)	4.38%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$64,241		$61,610	$87,029	$88,670	$95,309	$138,432
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.58%[3]		1.48%	1.42%	1.41%	1.23%	1.19%
After fee waivers/expense offset arrangement[4]	1.30	%[3],#	1.30%#	1.30%#	1.30%#	1.22%	1.18%
Ratio of net investment income to average net assets	2.93%[3]		0.83%‡	0.38%*	0.99%+	0.49%	2.45%±
Portfolio turnover rate	16%[2]		72%	28%	24%	22%	39%

1
Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower in certain periods if the Adviser had not waived certain fees. Conversely, total return would have been higher in certain periods if the Adviser had not recovered previously waived fees. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized. Total return does not reflect charges pursuant to the terms of insurance contracts funded by separate accounts that invest in the Portfolio’s shares.

2	Not annualized.
3	Annualized.
4
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.30%.

@	Calculated based on the average number of shares outstanding during the period.
‡
Investment income per share reflects a special dividend received during the period which amounted to $0.12 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.16%.

*
Investment income per share reflects a special dividend received during the period which amounted to $0.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.12%.

+
Investment income per share reflects a special dividend received during the period which amounted to $0.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.58%.

±
Investment income per share reflects special dividends received during the period which amounted to $0.11 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 1.79%.

#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio Notes to Financial Statements
June 30, 2019 (Unaudited)

1.	SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Variable Series Trust (the “Trust”) is an open-end, management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one diversified (within the meaning of Section 5(b)(2) of the Investment Company Act) investment series, Third Avenue Value Portfolio (the “Portfolio”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to the Portfolio.

The Portfolio seeks to achieve its long-term capital appreciation objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. Adhering to this strict value discipline, the Portfolio generally seeks to construct a focused portfolio of high conviction opportunities. The Portfolio may invest in companies of any market capitalization and across all industries. The Portfolio may also acquire senior securities, such as convertible securities, preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Portfolio invests in both domestic and foreign securities.

The shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At June 30, 2019, the Trust was offered as an investment option by six insurance companies and, accordingly, a decision by any insurance company to withdraw its participation may have a material negative impact on the Trust. As of June 30, 2019, separate accounts of Ameriprise Financial, Inc. and Ameritas Variable Life Insurance Co. held approximately 59% and 33% of the Portfolio’s shares, respectively.

Accounting policies:

The policies described below are followed consistently by the Portfolio in the preparation of its financial statements and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 946-Investment Companies, which is part of U.S. GAAP.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Security valuation:

Generally, the Portfolio’s investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and ask price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Portfolio has retained a third party provider that applies a statistical model to provide fair value pricing for foreign equity securities with principal markets that are no longer open when the Portfolio calculates its net asset value (“NAV”). Debt instruments with maturities greater than 60 days are valued on the basis of prices obtained from a pricing service approved by the Board or otherwise pursuant to policies and procedures approved by the Board. Investments in derivative instruments are valued independently by service providers or by broker quotes based on pricing models. Short-term cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value determinations (and oversight of third parties used in valuation determinations), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

Securities for which market quotations are not readily available are valued at “fair value,” as determined in good faith by the Committee as authorized by the Board, under policies and procedures approved by the Board. At June 30, 2019, such securities were valued at $0. Among the factors that may be considered by the Committee in determining fair value are: prior trades in the security in question, trades in similar securities of the same or other issuers, the type of security, trading in marketable securities of the same issuer, the financial condition of the issuer, comparable multiples of similar issuers, the operating results of the issuer and the liquidation value of the issuer. See Fair Value Measurements below for additional detail on fair value measurements for financial reporting purposes. The fair values determined in accordance with these policies and procedures may differ significantly from the amounts which would be realized upon disposition of the securities.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio Notes to Financial Statements (continued)
June 30, 2019 (Unaudited)

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;
•	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and
•	Level 3 — Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Portfolio. The Portfolio considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Portfolio generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stocks and Preferred Stocks)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated prices received from independent pricing services or brokers that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Government Obligations — U.S. Government obligations are valued by independent pricing services based on pricing models that evaluate the mean between the closing bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Government issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Government obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds— Corporate bonds are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services or brokers using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services or brokers based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio Notes to Financial Statements (continued)
June 30, 2019 (Unaudited)

The following is a summary by level of inputs used to value the Portfolio’s investments as of June 30, 2019:

Level 1: Quoted Prices Investments in Securities:
Common Stocks:
Banks	$1,998,907
Building Products	2,688,070
Oil & Gas Production & Services	4,230,991
Transportation Infrastructure	2,584,372
Other*	18,398,266
Total for Level 1 Securities	29,900,606
Level 2: Other Significant Observable Inputs
Investments in Securities:
Common Stocks:
Automotive	4,481,660
Banks	3,363,535
Building Products	2,976,829
Diversified Holding Companies	6,606,783
Engineering & Construction	2,742,349
Non-U.S. Real Estate Operating Companies	2,730,357
Oil & Gas Production & Services	2,909,362
Transportation Infrastructure	1,664,635
Total for Level 2 Securities	27,475,510
Level 3: Significant Unobservable Inputs
Investments in Securities:
Preferred Stocks:
Consumer Products	-	**
Total for Level 3 Securities	-
Total Value of Investments	$57,376,116

*	Please refer to the Portfolio of Investments for industry specifics of the portfolio holdings.
**	Investment fair valued at $0.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/18 (Fair Value)	Net Change in Unrealized Appreciation/ (Depreciation)	Balance as of 6/30/19 (Fair Value)		Net Change in Unrealized Appreciation/ (Depreciation) Attributable to Securities Still Held at Period End
Preferred Stocks -
Consumer Products	$1	$(1)	$—	*	$(1)
Total	$1	$(1)	$—		$(1)

*	Investment fair valued at $0.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio Notes to Financial Statements (continued)
June 30, 2019 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements
(amounts in thousands)

Fair Value at 6/30/19
Other (a)	$—	*

(a)	Includes securities less than 0.50% of net assets of the Portfolio.
*	Investment fair valued at $0.

There are significant unobservable inputs used in the fair value measurement of the Portfolio’s Level 3 investment. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Security transactions and investment income:

Security transactions for financial statement purposes are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Portfolio becomes aware of the dividends. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities. Payments received from certain investments held by the Portfolio may be comprised of dividends, capital gains and return of capital. The Portfolio originally estimates the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Foreign currency translation and foreign investments:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.
•	Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Portfolio are presented at market values using the foreign exchange rates at the close of the period. The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains/(losses) are included in the reported net realized gain/(loss) and unrealized appreciation/(depreciation) on investment transactions and balances.

Net realized gains/(losses) on foreign currency transactions represent net foreign exchange gains/(losses) from disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains/(losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/(depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains/(losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income.

Payment-in-kind securities ("PIKs"):

The Portfolio may invest in PIKs. PIKs may make a payment at each payment date in either cash or additional securities. Those additional securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original securities. The daily market quotations of the original securities may include the accrued income (referred to as a “dirty” price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to dividends receivable on the Statement of Assets and Liabilities.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio Notes to Financial Statements (continued)
June 30, 2019 (Unaudited)

Dividends and distributions to shareholders:

The amount of dividends and distributions paid to shareholders from net investment income and net realized capital gains on disposition of securities, respectively is determined in accordance with U.S. federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. Any distributions from the Portfolio will be automatically reinvested into additional shares of the Portfolio.

Income tax information:

The Portfolio has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its taxable net investment income and net realized capital gains, if any, to its shareholders. Therefore, no provision for U.S. federal income taxes is included on the accompanying financial statements.

Income, including capital gains, from investments in foreign securities received by the Portfolio may be subject to income withholding or other taxes imposed by foreign countries.

Management has analyzed the tax positions taken on the Portfolio’s U.S. federal income tax returns for all open tax years, and has concluded that no provision for U.S. federal income tax is required in the Portfolio’s financial statements. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Portfolio is subject to possible examination by the relevant taxing authorities for tax years for which the applicable statutes of limitations have not expired. The Portfolio’s federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

Expense allocation:

Expenses attributable to the Portfolio are charged to the Portfolio. Certain expenses are shared with Third Avenue Trust, an affiliated fund group. Such costs are allocated using the ratio of the Portfolio’s average net assets relative to the total average net assets of the Portfolio and Third Avenue Trust.

Trustees’ and officers’ fees:

The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer and the compliance personnel who report directly to the Chief Compliance Officer, to whom the Portfolio paid $5,243 for the six months ended June 30, 2019. The Trust does pay, together with Third Avenue Trust, Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust ("Independent Trustee") a fee of $5,000 for each meeting of the Board that each Independent Trustee attends, in addition to reimbursing all Independent Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, Independent Trustees will each receive $2,500. The Trust, together with Third Avenue Trust, also pays each Independent Trustee an annual retainer of $45,000 (the Chairman receives an additional retainer of $20,000). The Trustees on the Audit Committee each receive $2,000 for each Audit Committee meeting, and the Audit Committee Chairman receives an annual retainer of $6,000.

2.	INVESTMENTS

Purchases and sales:

The aggregate cost of purchases and aggregate proceeds from sales, excluding short-term investments, for the six months ended June 30, 2019 were as follows:

Purchases	Sales
$ 9,571,794	$ 10,652,114

Unrealized appreciation/(depreciation):

The following information is based upon the book basis of investment securities as of June 30, 2019:

Gross unrealized appreciation	$2,397,488
Gross unrealized depreciation	(10,387,148)
Net unrealized depreciation	$(7,989,660)
Book cost	$65,365,776

Third Avenue Variable Series Trust
Third Avenue Value Portfolio Notes to Financial Statements (continued)
June 30, 2019 (Unaudited)

3.	INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS AND EXPENSE OFFSET ARRANGEMENT

The Portfolio has an Investment Advisory Agreement with the Adviser for investment advisory functions. The terms of the Investment Advisory Agreement provide that the Portfolio pay the Adviser an investment advisory fee at an annual rate of 0.90% of the Portfolio’s total average daily net assets. This fee is calculated daily and paid monthly. Additionally, the Adviser pays certain expenses on behalf of the Portfolio, which are partially reimbursed by the Portfolio, including shareholder servicing fees due to third parties, the compensation expense for the Trust’s Chief Compliance Officer and compliance personnel who report directly to the Chief Compliance Officer and other miscellaneous expenses.

The following were amounts payable to the Adviser at June 30, 2019:

Advisory Fees	$29,786
Administration fees
Reimbursement for Trustees’ and officers’	2,667
fees and expenses	966
Reimbursement for miscellaneous expenses	1,175
Total	$34,594

Until April 30, 2020 (subject to renewal), whenever the Portfolio’s normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary items, exceed 1.30% of the Portfolio’s average daily net assets, the Adviser has agreed to waive a portion of its advisory fees and/or reimburse the Portfolio in an amount equal to that excess. The waived fees and reimbursed expenses may be paid to the Adviser during the following thirty-six month period after the applicable month in which a fee is waived or expense reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause the Portfolio to exceed the expense limitation. As of June 30, 2019, there were contingent liabilities to the Adviser in effect for the Portfolio in the amount of $423,123 for fees waived through the year ended December 31, 2016 in the amount of $95,108, through the year ended December 31, 2017 in the amount of $99,876, through the year ended December 31, 2018 in the amount of $139,342 and through the period ended June 30, 2019 in the amount of $88,797 which are subject to repayment until December 31, 2019, December 31, 2020, December 31, 2021 and December 31, 2022, respectively.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), pursuant to which BNY Mellon provides certain of these administrative services on behalf of the Adviser. The Adviser earns an annual fee of $32,000. The Adviser pays BNY Mellon an annual sub-administration fee for sub-administration services provided to the Trust equal to $12,968.

Both the Trust and the Adviser have entered into Shareholder Servicing Agreements with the insurance companies that offer the Portfolio whereby a fee is paid to the insurance companies who administer omnibus accounts for the policyholders electing to invest in the Portfolio. Pursuant to provisions adopted by the Board, the Adviser has agreed to pay these fees directly. The Portfolio has agreed to reimburse the Adviser for the estimated amount the Portfolio would have been charged by its transfer agent for administering the accounts on an individual basis. The amount, reimbursed to the Adviser, is reflected as “Shareholder servicing fees” in the Statement of Operations. For the six months ended June 30, 2019, such fees amounted to $51,592.

The Portfolio has an expense offset arrangement in connection with its custodian contract. Credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. For the six months ended June 30, 2019, the reduction of expenses due to this arrangement was $1,840 and is reflected as “Expenses reduced by custodian fee expense offset arrangement” in the Statement of Operations.

4.	CAPITAL SHARE TRANSACTIONS

The Portfolio is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:

Third Avenue Variable Series Trust
Third Avenue Value Portfolio Notes to Financial Statements (continued)
June 30, 2019 (Unaudited)

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
Shares outstanding at beginning of period	4,264,783	4,708,338
Shares sold	70,930	90,704
Shares issued upon reinvestment of dividends and distributions	—	81,118
Shares redeemed	(274,366)	(615,377)
Net decrease in Portfolio shares	(203,436)	(443,555)
Shares outstanding at end of period	4,061,347	4,264,783

5.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.

6.	RISKS RELATING TO CERTAIN INVESTMENTS

Foreign securities and emerging markets risk:

Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction from those of U.S. securities. From time to time, foreign capital markets may exhibit more volatility than those in the U.S., and the securities markets of emerging market countries can be extremely volatile. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries, and, as a result, the securities markets of emerging market countries can be more volatile than more developed markets may be.

High-yield and distressed risk:

Investments in high-yield debt securities (commonly known as “junk bonds”) and distressed securities may expose the Portfolio to greater risks than if the Portfolio only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. The prices of high yield securities can fall in response to negative news about the issuer or its industry, or the economy in general to a greater extent than those of higher rated securities. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments. These issuers are more vulnerable to financial setbacks and recession than are more creditworthy issuers, which may impair their ability to make interest and principal payments. The Portfolio may also invest in distressed securities, which the Adviser considers to be issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy. The Portfolio’s investments in distressed securities typically may involve the purchase of high-yield bonds, bank debt or other indebtedness of such companies.

Debt securities risk:

The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States and in other countries. Other market developments can adversely affect debt securities markets. Regulations and business practices, for example, have led some financial intermediaries to curtail their capacity to engage in trading (i.e. “market making”) activities for certain debt securities, which could have the potential to decrease liquidity and increase volatility in the debt securities markets. During periods of reduced market liquidity, the Portfolio may not be able to readily sell debt securities at prices at or near their perceived value. If the Portfolio needed to sell large blocks of debt securities to meet shareholder redemption requests or to raise cash, those sales could further reduce the prices of such securities.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of the Portfolio’s investments in these securities to decline. As interest rates are at or near historic lows in the United States and other countries, this risk may be heightened. When interest rates fall, the values of already-issued securities generally rise, although investments in new securities may be at lower yields. Longer-term securities may be more sensitive to interest rate changes. The prices of high-yield debt securities, unlike investment grade securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The rates on floating debt instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Economic and other developments can adversely affect debt securities markets.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio Notes to Financial Statements (continued)
June 30, 2019 (Unaudited)

Market risk:

Prices of securities have historically fluctuated. The market value of a security may decline due to general market conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect the particular company, such as management performance, financial leverage, and reduced demand for the company’s products or services, or factors that affect the company’s industry, such as labor shortages or increased production costs and competitive conditions within an industry. The value of the Portfolio will similarly fluctuate and you could lose money.

Liquidity risk:

Liquidity risk exists when particular investments are difficult to sell. The Portfolio may not be able to sell these investments at the best prices or at the value the Portfolio places on them. In such a market, the value of such investments and the Portfolio’s share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high-yield debt securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than U.S. securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk. An unexpected increase in Portfolio redemption requests, including requests from participating insurance companies who may own a significant percentage of the Portfolio’s shares, which may be triggered by, among other things, market turmoil or an increase in interest rates, could cause the Portfolio to sell its holdings at a loss or at undesirable prices and adversely affect the Portfolio’s share price and increase the Portfolio’s liquidity risk and/or Portfolio expenses.

Counterparty risk:

The Portfolio is exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss to the Portfolio could exceed the value of the financial assets recorded in the Portfolio’s financial statements. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Portfolio’s counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolio is party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Portfolio and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Portfolio.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Portfolio’s overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Collateral requirements:

For derivatives traded under an ISDA Master Agreement and/or Master Forward Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio Notes to Financial Statements (continued)
June 30, 2019 (Unaudited)

Cash collateral that has been pledged to cover obligations of the Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Portfolio, if any, is noted in the Portfolio of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of the Portfolio and any additional required collateral is delivered to/pledged by the Portfolio on the next business day. Typically, a Portfolio and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. The Portfolio attempts to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Cash concentration risk:

The Portfolio’s cash balance is held at a major regional U.S. bank, JPMorgan Chase Bank, N.A. The Portfolio’s cash balance, which typically exceeds Federal Deposit Insurance Corporation insurance coverage, subjects the Portfolio to a concentration of credit risk. The Portfolio regularly monitors the credit ratings of this financial institution in order to mitigate the credit risk that exists with the balances in excess of insured amounts.

Focused investing risk:

Although the Portfolio is a diversified investment company under the Investment Company Act of 1940 (the “Act”), the Portfolio’s investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others. To the extent that the Portfolio increases the relative emphasis of its investments in a particular issuer, industry, sector or geographic region, its share values may fluctuate in response to events affecting such issuer, industry, sector or geographic region. The Portfolio does not lose its status as a diversified investment company because of any subsequent discrepancy between the value of its various investments and the diversification requirements of the Act, so long as any such discrepancy existing immediately after the Portfolio’s acquisition of any security or other property is neither wholly nor partly the result of such acquisition. Therefore, the Portfolio from time to time may have an investment portfolio that is considered "non-diversified" by the Act despite its classification as a diversified investment company.

7.	FEDERAL INCOME TAXES

The amount of dividends and distributions paid by the Portfolio from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax laws and regulation, which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on the net assets of the Portfolio. Capital accounts are not adjusted for temporary differences. Permanent differences are primarily due to reclassification of certain transactions involving foreign securities and currencies, investments in passive foreign investment companies, real estate investment trusts (“REITs”), and other book to tax adjustments.

The book and tax unrealized appreciation/(depreciation) calculation differs. The difference is primarily attributable to mark-to-market treatment of passive foreign investment companies, wash sales, differences in the treatment of amortization of discount on certain debt instruments, and other timing differences. Other cost basis adjustments are primarily attributable to net unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio Schedule of Shareholder Expenses
(Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees, shareholder servicing fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2019 and held for the six months ended June 30, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please further note that you also bear fees and charges imposed by insurance companies at the separate account level, which are described in the separate prospectuses of the separate account. Such charges will have the effect of reducing account value. The example also assumes all dividends and distributions have been reinvested.

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During the Period* January 1, 2019 to June 30, 2019	Annualized Expense Ratio
Actual	$1,000	$1,094.80	$6.75	1.30%
Hypothetical	$1,000	$1,018.35	$6.51	1.30%

* Expenses (net of fee waivers and expense offset arrangement) are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365.

BOARD OF TRUSTEES

William E. Chapman, II
Lucinda Franks
Edward J. Kaier
Eric Rakowski
Patrick Reinkemeyer
Charles C. Walden - Chairman

OFFICERS

W. James Hall III -- President, General Counsel, Secretary
Michael A. Buono -- Chief Financial Officer, Treasurer
Joseph J. Reardon -- Chief Compliance Officer

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
610-239-4600
800-443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC
622 Third Avenue
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

CUSTODIAN

JPMorgan Chase Bank, N.A.
383 Madison Avenue
New York, NY 10179

Third Avenue offers multiple investment solutions with unique exposures and return profiles. Our core strategies are currently available through ’40Act mutual funds and customized accounts. If you would like further information, please contact a Relationship Manager at:

www.thirdave.com	622 Third Avenue	212.906.1160
/third-ave-management	New York, NY 10017	clientservice@thirdave.com

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Trust in this Form N-CSR is recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Trust in the report that it files or submits on Form N-CSR is accumulated and communicated to the Trust’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Variable Series Trust

By:	/s/ W. James Hall
Name:	W. James Hall
Title:	Principal Executive Officer
Date:	August 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. James Hall
Name:	W. James Hall
Title:	Principal Executive Officer
Date:	August 15, 2019

By:	/s/ Michael A. Buono
Name:	Michael A. Buono
Title:	Principal Financial Officer
Date:	August 15, 2019